PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following As of December 31, 2024 and June 30, 2024.

	December 31, 2024	June 30, 2024
	(Unaudited)
Office equipment at cost	$23,597	$25,543
Less: Accumulated depreciation	(23,597)	(25,543)

Total property, plant, and equipment	$-	$-

Depreciation expense for the six months ended December 31, 2024 and 2023 were $0 and $248, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2024	2023

Office equipment at cost	$25,543	$25,432
Less: Accumulated depreciation	(25,543)	(25,130)

Total property, plant, and equipment	$-	$302

Depreciation expense for the years ended June 30, 2024 and 2023 was $297 and $1,665, respectively.